Basis of Preparation and New IFRS Pronouncements	12 Months Ended
Dec. 31, 2018
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Basis of Preparation and New IFRS Pronouncements
2.	Basis of Preparation and New IFRS Pronouncements

a)	Basis of Preparation

These annual consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved by the Board of Directors on February 12, 2019.

We adopted IFRS 15, Revenue from Contracts with Customers (IFRS 15) and IFRS 9, Financial Instruments (IFRS 9), which became effective January 1, 2018. Effective October 1, 2018, we also adopted the hedging requirements section of IFRS 9. Note 32 discloses the effects of the adoption of these new IFRS pronouncements for all periods presented, including the nature and effect of changes in accounting policies.

b)	New IFRS Pronouncements

New IFRS pronouncements that have been issued but are not yet effective at the date of these financial statements are listed below. We plan to apply the new standards or interpretations in the annual period for which they are first required.

Leases

The IASB issued IFRS 16, Leases (IFRS 16), which eliminates the classification of leases as either operating or finance leases for a lessee. IFRS 16 is effective from January 1, 2019. Under IFRS 16, all leases will be recorded on the balance sheet for the lessee. The only exemptions to this will be for leases that are 12 months or less in duration or for leases of low-value assets. The requirement to record all leases on the balance sheet under IFRS 16 will increase “right-of-use” assets and lease liabilities on an entity’s financial statements. IFRS 16 will also change the nature of expenses relating to leases, as the straight-line lease expense previously recognized for operating leases will be replaced with depreciation expense for right-of-use assets and finance expense for lease liabilities. IFRS 16 includes an overall disclosure objective and requires a company to disclose (a) information about right-of-use assets and expenses and cash flows related to leases, (b) a maturity analysis of lease liabilities, and (c) any additional company-specific information that is relevant to satisfying the disclosure objective.

As at December 31, 2018, our review and assessment of IFRS 16 and the effect on our financial statements is nearing completion. Our work around identification of leases is substantially complete and we are currently finalizing our calculation and review of the lease balances under the requirements of IFRS 16. We are also reviewing our processes and internal controls to ensure leases are properly identified and accounted for going forward. We will apply IFRS 16 as at January 1, 2019 using a cumulative catch-up approach where we will record leases prospectively from that date forward and will not restate comparative information. We will record right-of-use assets based on the lease liabilities determined as at January 1, 2019 and as a result, will not have a retained earnings adjustment on transition.

Conceptual Framework

In March 2018, the IASB issued a comprehensive set of concepts for financial reporting, the revised Conceptual Framework for Financial Reporting (revised Conceptual Framework), replacing the previous version of the Conceptual Framework issued in 2010. The purpose of the revised Conceptual Framework is to assist preparers of financial reports to develop consistent accounting policies for transactions or other events when no IFRS applies or IFRS allows a choice of accounting policies and to assist all parties to understand and interpret IFRS.

The revised Conceptual Framework sets out the objective of general purpose financial reporting; the qualitative characteristics of useful financial information; a description of the reporting entity and its boundary; definitions of an asset, a liability, equity, income and expenses and guidance on when to derecognize them; measurement bases and guidance on when to use them; concepts and guidance on presentation and disclosure; and concepts relating to capital and capital maintenance. The revised Conceptual Framework provides concepts and guidance that underpin the decisions the IASB makes when developing standards but is not in itself an IFRS standard and does not override any IFRS standard or any requirement of an IFRS standard. The revised Conceptual Framework is applicable to annual periods beginning on or after January 1, 2020 for preparers who develop an accounting policy based on the Conceptual Framework. We are currently assessing the effect of the revised Conceptual Framework on our financial statements.